Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Estimated Values of Warrants Valuation Assumptions
Warrants Issued March 2, 2020
Risk-free interest rate	0.88%
Weighted average expected term	5 years
Expected volatility	130.12%
Expected dividend yield	0.00%